Nature of Operations (Narrative) (Details)	Jun. 30, 2021
Priortech Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	21.00%
Chroma Ate Inc [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	17.90%